Tax Payables - Schedule of Tax Payables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Tax Payable [Abstract]
Value added tax liabilities	$ 1,617,172	$ 1,237,365
Income tax payables	1,811,852	1,698,132
Urban maintenance and construction tax	24,661	14,160
Surtax for education expenses	39,140	7,555
Individual income tax withholding	4,544	6,052
Others	76,848	79,570
Total	$ 3,574,217	$ 3,042,834